LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Communications - 10.0%
Internet Media & Services - 10.0%
Expedia Group, Inc. (a)	297,397	$ 58,872,710
Uber Technologies, Inc. (a)	698,196	53,069,878
		111,942,588
Consumer Discretionary - 7.7%
Automotive - 1.5%
Adient plc (a)	209,268	3,312,712
Lear Corporation	138,405	13,008,686
		16,321,398
E-Commerce Discretionary - 4.3%
eBay, Inc.	736,000	47,648,640

Retail - Discretionary - 1.9%
Lithia Motors, Inc.	62,865	21,653,221

Energy - 4.2%
Oil & Gas Producers - 4.2%
Suncor Energy, Inc.	1,222,741	46,806,525

Financials - 16.2%
Asset Management - 6.3%
Affiliated Managers Group, Inc.	97,048	16,580,651
Ameriprise Financial, Inc.	99,506	53,464,574
		70,045,225
Insurance - 4.7%
Assurant, Inc.	134,103	27,878,673
Primerica, Inc.	83,682	24,267,780
		52,146,453
Specialty Finance - 5.2%
AerCap Holdings N.V.	437,577	45,114,189
Air Lease Corporation	277,518	13,298,662
		58,412,851
Health Care - 11.1%
Health Care Facilities & Services - 11.1%
Centene Corporation (a)	500,485	29,108,208
Cigna Group (The)	125,900	38,884,215
HCA Healthcare, Inc.	116,334	35,633,104
Henry Schein, Inc. (a)	288,537	20,823,715
		124,449,242

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 12.4%
Electrical Equipment - 4.9%
Johnson Controls International plc	638,369	$ 54,682,689

Industrial Support Services - 7.5%
United Rentals, Inc.	96,396	61,917,079
WESCO International, Inc.	117,990	21,293,655
		83,210,734
Materials - 2.0%
Containers & Packaging - 2.0%
Berry Global Group, Inc.	310,747	22,426,611

Technology - 29.6%
Software - 3.8%
Concentrix Corporation	134,058	6,054,059
Gen Digital, Inc.	1,349,077	36,870,275
		42,924,334
Technology Hardware - 11.1%
Arrow Electronics, Inc. (a)	162,798	17,593,580
F5, Inc. (a)	139,854	40,897,505
Flex Ltd. (a)	1,115,799	42,277,624
TD SYNNEX Corporation	165,971	22,819,353
		123,588,062
Technology Services - 14.7%
Corpay, Inc. (a)	161,720	59,359,326
Fidelity National Information Services, Inc.	719,200	51,149,504
Global Payments, Inc.	359,136	37,809,838
WEX, Inc. (a)	98,153	15,419,836
		163,738,504
Utilities - 5.2%
Electric Utilities - 5.2%
NRG Energy, Inc.	546,169	57,735,525

Total Common Stocks (Cost $791,849,176)		$ 1,097,732,602

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.6%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.25% (b) (Cost $18,075,117)	18,075,117	$ 18,075,117

Investments at Value - 100.0% (Cost $809,924,293)		$ 1,115,807,719

Liabilities in Excess of Other Assets - (0.0%) (c)		(400,046)

Net Assets - 100.0%		$ 1,115,407,673

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2025.
(c)	Percentage rounds to less than 0.1%.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Belgium - 3.4%
D'ieteren Group	2,567	$ 426,267

Canada - 10.7%
Linamar Corporation	4,359	157,468
Open Text Corporation	12,789	330,404
Parkland Corporation	11,334	279,176
Suncor Energy, Inc.	15,353	587,713
		1,354,761
Finland - 3.4%
Konecranes OYJ	5,973	426,826

France - 19.8%
Ayvens S.A.	40,849	343,089
Bollore SE	89,281	540,796
Elis S.A.	15,904	324,312
Rexel S.A.	20,571	558,987
SPIE S.A.	11,790	419,993
Teleperformance SE	3,216	309,644
		2,496,821
Hong Kong - 3.4%
CK Hutchison Holdings Ltd.	85,444	427,291

Japan - 14.7%
Air Water, Inc.	16,839	209,257
Kyudenko Corporation	5,239	157,406
Nintendo Company Ltd. - ADR	39,439	732,777
SK Kaken Company Ltd.	752	44,886
Sony Group Corporation	28,712	718,392
		1,862,718
Jersey - 4.1%
Amcor plc	51,771	523,922

Netherlands - 13.8%
AerCap Holdings N.V.	6,219	641,179
CNH Industrial N.V.	34,901	449,525
Euronext N.V.	5,147	650,245
		1,740,949
South Korea - 3.1%
Samsung Electronics Company Ltd.	423	394,447

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Spain - 2.8%
Grupo Catalana Occidente S.A.	8,677	$ 357,982

Sweden - 3.6%
Evolution AB	5,882	449,921

Switzerland - 9.1%
Johnson Controls International plc	6,871	588,570
Julius Baer Group Ltd.	8,234	555,847
		1,144,417
United Kingdom - 7.5%
Ashtead Group plc	7,736	471,511
Babcock International Group plc	36,945	312,399
Vistry Group plc (a)	21,333	165,645
		949,555

Total Common Stocks (Cost $11,498,488)		$ 12,555,877

MONEY MARKET FUNDS - 0.1%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.25% (b) (Cost $8,401)	8,401	$ 8,401

Investments at Value - 99.5% (Cost $11,506,889)		$ 12,564,278

Other Assets in Excess of Liabilities - 0.5%		62,373

Net Assets - 100.0%		$ 12,626,651

AB	- Aktiebolag
ADR	- American Depositary Receipt
N.V.	- Naamloze Vennootschap
OYJ	- Julkinen Osakeyhtio
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2025.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 4.3%
Entertainment Content	4.3%
Consumer Discretionary - 8.8%
Automotive	1.2%
Home Construction	1.3%
Leisure Facilities & Services	3.6%
Retail - Discretionary	2.7%
Consumer Staples - 3.4%
Retail - Consumer Staples	3.4%
Energy - 10.2%
Oil & Gas Producers	6.8%
Oil & Gas Services & Equipment	3.4%
Financials - 17.5%
Asset Management	4.4%
Institutional Financial Services	5.2%
Insurance	2.8%
Specialty Finance	5.1%
Industrials - 29.4%
Commercial Support Services	2.6%
Electrical Equipment	4.7%
Engineering & Construction	4.6%
Industrial Support Services	8.1%
Machinery	6.9%
Transportation & Logistics	2.5%
Materials - 6.1%
Chemicals	2.0%
Containers & Packaging	4.1%
Technology - 19.7%
Software	2.6%
Technology Hardware	14.7%
Technology Services	2.4%
99.4%